Partners' Capital (Deficit) (Details) (Detail) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($)	Jun. 30, 2017 USD ($) Item	Dec. 31, 2016 USD ($) Item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 25, 2014 USD ($)
Debt Instrument [Line Items]
Number of classes of limited partners | Item		2	2
Amount of recapitalization						$ 350,000
Number of members added to Board of Directors, nominated by Highbridge | Item			1
Number of members added to Board of Directors, nominated by Class A partners | Item			5
Contributions			$ 377,076	$ 20,000
Contribution			65,740
Cash contribution			11,300
Cash collected			7,900
High Mesa [Member]
Debt Instrument [Line Items]
Contributions			$ 311,300
High Mesa [Member] | Contributed Wells [Member]
Debt Instrument [Line Items]
Number of wells | Item			24
Limited Partner [Member]
Debt Instrument [Line Items]
Distributions			$ 0	$ 3,800	$ 500
High Mesa [Member]
Debt Instrument [Line Items]
Contribution		$ 0	65,700
Cash contribution			$ 11,300
Cash collected	$ 7,900
High Mesa [Member] | Contributed Wells [Member]
Debt Instrument [Line Items]
Number of wells | Item			24
Senior Secured Term Loan [Member]
Debt Instrument [Line Items]
Prepayment premium			$ 2,500
Net proceeds used to pay down outstanding amounts under existing credit facility			$ 127,700